ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	May 31, 2017 USD ($) shares	May 31, 2017 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Borrowings	$ 22,458,000,000	$ 16,805,000,000
Revenue	16,651,000,000	$ 10,523,000,000	$ 12,363,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about business combination [line items]
Borrowings	3,000,000,000
Non-revolving term loan facility	3,000,000,000
AOSP
Disclosure of detailed information about business combination [line items]
Interest acquired				70.00%	70.00%
Total purchase consideration					$ 12,541,000,000
Cash transferred					$ 8,217,000,000
Common shares issued (in shares) | shares				97.6	97.6
Fair value of share considerations issued	3,818,000,000				$ 3,818,000,000
Deferred purchase consideration payable				$ 375	506,000,000
Gain on acquisition, net of transaction costs	230,000,000
Acquisition related transaction costs	3,000,000
Revenue attributable to acquisition	2,872,000,000
Revenue	16,651,000,000
Net operating income attributable to acquisition	1,166,000,000
Net operating income	8,138,000,000
Pro forma revenue attributable to acquiree	2,181,000,000
Pro forma revenue as if combination occurred at beginning of period	18,832,000,000
Pro forma net operating income attributable to acquiree	735,000,000
Pro forma net operating income as if combination occurred at beginning of period	$ 8,873,000,000
AOSP | Medium-term notes
Disclosure of detailed information about business combination [line items]
Borrowings					1,800,000,000
AOSP | Long-term debt
Disclosure of detailed information about business combination [line items]
Borrowings				$ 3,000
AOSP | Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about business combination [line items]
Non-revolving term loan facility					$ 3,000,000,000
AOSP, Mining And Extraction Operations
Disclosure of detailed information about business combination [line items]
Interest acquired				70.00%	70.00%
AOSP, Scotford Upgrader And Quest Carbon Capture And Storage Project
Disclosure of detailed information about business combination [line items]
Interest acquired				70.00%	70.00%
AOSP, Peace River Thermal In Situ Operations And Cliffdale Heavy Oil Field
Disclosure of detailed information about business combination [line items]
Interest acquired				100.00%	100.00%